Income tax (expenses) / benefits (Reconciliation of Income Tax) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 2,721,086	¥ 590,778	¥ 2,656,128
Expected PRC income tax at the statutory tax rate of 25%	(680,272)	(147,695)	(664,032)
Tax effect of share of profit of investments accounted for using the equity method	214,750	178,685	239,562
Tax effect of other non-taxable income	10,782	54,379	7,459
Tax effect of additional deductions for R&D expenses	12,168	11,863	7,500
Tax effect of non-deductible loss, expenses and costs	(185,945)	(51,543)	(42,906)
True up for final settlement of enterprise income taxes in respect of previous years	0	9,188	2,618
Tax losses for which no deferred income tax asset was recognized	(21,225)	(2,821)	(9,578)
Utilization of previously unrecognized tax losses	157	13,564	30,414
Tax effect of additional deduction for purchasing environmental protection equipment	12,446	0	0
Derecognition of previously recognized tax losses	(7,341)	0	0
Income tax (expenses)/ benefits	¥ (644,480)	¥ 65,620	¥ (428,963)
PRC income tax rate	25.00%	25.00%	25.00%